Label	Element	Value
VanEck India Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck India Growth Leaders ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED NOVEMBER 1, 2021
TO THE PROSPECTUS DATED MAY 1, 2021, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus and the current Statement of Additional Information for VanEck® ETF Trust (the “Trust”) regarding VanEck India Growth Leaders ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective November 1, 2021, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) has agreed to lower the expense cap for VanEck India Growth Leaders ETF to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund and the Subsidiary) from exceeding 0.75% of the Fund’s average daily net assets per year until at least May 1, 2023.
Accordingly, effective on November 1, 2021, the Fund's Prospectus will be supplemented as follows:

The "Annual Fund Operating Expenses" table (including the related footnotes) as included under the Fund's "Summary Information" section of the Prospectus is hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees. “Other Expenses” reflects the expenses of both the Fund and the Fund’s wholly-owned subsidiary (the “Subsidiary”).
Expense Example [Heading]	rr_ExpenseExampleHeading	The "Expense Example" subsection under the Fund's "Summary Information" section of the Prospectus is hereby deleted and replaced with the following:EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck India Growth Leaders ETF | VanEck India Growth Leaders ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	530
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,197

[1]	“Other Expenses” have been restated to reflect current fees. “Other Expenses” reflects the expenses of both the Fund and the Fund’s wholly-owned subsidiary (the “Subsidiary”).
[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund and Subsidiary expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses of the Fund and the Subsidiary) from exceeding 0.75% of the Fund’s average daily net assets per year until at least May 1, 2023. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[3]	"Fee Waivers and Expense Reimbursement" have been restated to reflect the current expense limitation.